USAA                         USAA MUTUAL FUND, INC.
EAGLE                  SUPPLEMENT DATED JANUARY 21, 2005
LOGO (R)                             TO THE
                           EXTENDED MARKET INDEX AND
                      NASDAQ-100 INDEX FUNDS' PROSPECTUSES
                               DATED MAY 1, 2004
                                    AND THE
                            VALUE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2004

Effective immediately the Extended Market Index, Nasdaq-100 Index, and Value Funds have reduced the minimum investment for initial purchases from $2,000 to $250 for Individual Retirement Accounts (IRA).


                                                                      49026-0105